                           ONE GROUP(R) MUTUAL FUNDS

                      Supplement dated November 28, 2003
             to Money Market Fund Prospectus-Class A, B, C Shares
                            Dated November 1, 2003

The following bullet replaces the third bullet in the When can I buy shares? section, and the last two sentences in the How much do shares cost? and How do I redeem shares? sections:

  . On occasion, the NYSE closes before 4:00 p.m. ET. When the NYSE closes early, purchase requests received after the NYSE closes will be effective the following business day. Each Fund, however, reserves the right to remain open for extended hours following an early close of the NYSE. If your purchase request is received during extended hours, it will be effective the same business day. Purchase requests received after a Fund closes will be effective the following business day. Shareholders will receive notice at www.onegroup.com if a Fund remains open following an early close of the NYSE.


                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THE PROSPECTUS FOR FUTURE REFERENCE

                           ONE GROUP(R) MUTUAL FUNDS

                      Supplement dated November 28, 2003
                to Money Market Fund Prospectus-Class I Shares
                            Dated November 1, 2003

The following bullet replaces the third bullet in the When can I buy shares? section, and the last two sentences in the How much do shares cost? section and the final two sentences with acocompanying bullet in the How do I redeem shares? section:

  . On occasion, the NYSE closes before 4:00 p.m. ET. When the NYSE closes early, purchase requests received after the NYSE closes will be effective the following business day. Each Fund, however, reserves the right to remain open for extended hours following an early close of the NYSE. If your purchase request is received during extended hours, it will be effective the same business day. Purchase requests received after a Fund closes will be effective the following business day. Shareholders will receive notice at www.onegroup.com if a Fund remains open following an early close of the NYSE.


                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THE PROSPECTUS FOR FUTURE REFERENCE

                           ONE GROUP(R) MUTUAL FUNDS

                     Supplement dated November 28, 2003 to
          Bank One Corporation Savings and Investment Plan Prospectus
                            Dated November 1, 2003

The following is added to the third bullet in the How much do shares cost? section:

The Prime Money Market Fund, however, reserves the right to remain open for extended hours following an early close of the NYSE. If your purchase request is received during extended hours, it will be effective the same business day. Purchase requests received after a Fund closes will be effective the following business day. Shareholders will receive notice at www.onegroup.com if a Fund remains open following an early close of the NYSE.

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THE PROSPECTUS FOR FUTURE REFERENCE